Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of presents the Group's intangible assets as of the respective balance sheet dates
	Software	Capitalized software development costs	Total
	$	$	$
Balance as of January 1, 2019	43	11,399	11,442
Additions	1	4,030	4,031
Amortization expense	(20)	(5,965)	(5,985)
Foreign currency translation difference	-	(58)	(58)

Balance as of December 31, 2019	24	9,406	9,430
Additions	-	-	-
Amortization expense	(17)	(5,155)	(5,172)
Foreign currency translation difference	-	4	4

Accumulated impairment loss	(1)	(702)	(703)
Foreign currency translation difference		(21)	(21)

Balance as of December 31, 2020	6	3,532	3,538

Schedule of estimated amortization expenses for the intangible assets
$
2021	2,327
2022	1,211
2023	-
2024	-
2025	-
3,538